Business Acquisition - Additional Information (Detail) $ in Thousands, ¥ in Millions	May 03, 2016 USD ($)	May 03, 2016 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Business Acquisition [Line Items]
Goodwill			$ 29,459	$ 29,392
Xiamen NetinNet
Business Acquisition [Line Items]
Percentage of equity interest acquired	80.00%
Total consideration	$ 32,666	¥ 212
Goodwill	$ 22,921			$ 22,921